Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 12,090	$ 14,164
Restricted cash	50	400
Accounts receivable trade	1,064	1,421
Due from related parties	$ 978	$ 386
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 526	$ 363
Prepaid expenses	555	413
Other current assets	555	1,200
Vessels held for sale	15,041	14,744
Total current assets	30,859	33,091
Fixed assets:
Vessels, net	97,717	58,827
Right-of-use assets	30,737	26,314
Total fixed assets	128,454	85,141
Other non-current assets:
Other non-current assets	1,445	1,445
Equity method investment	0	17,407
Deferred charges and other investments, non-current	2,230	1,597
TOTAL ASSETS	162,988	138,681
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $491 and $339, respectively	14,489	14,327
Finance lease liabilities, current	2,760	16,938
Due to related parties	$ 7,636	$ 9,486
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Trade accounts and other payables	$ 2,295	$ 2,404
Accrued liabilities	3,095	4,075
Deferred revenue	814	593
Liabilities assumed from time charter attached	259	0
Dividends payable	954	818
Total current liabilities	32,302	48,641
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $696 and $518, respectively	54,707	33,574
Finance lease liabilities, non-current	22,268	0
Other liabilities, non-current	442	0
Total liabilities	109,719	82,215
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 100,000,000 shares authorized; 40,000 Series B preferred shares issued and outstanding as at June 30, 2026 and December 31, 2025, respectively	0	0
Common stock, $0.0001 par value; 2,000,000,000 authorized shares as at June 30, 2026 and December 31, 2025; 9,538,139 and 9,083,645 shares issued and outstanding as at June 30, 2026 and December 31, 2025, respectively	1	1
Additional paid-in capital	40,029	39,455
Accumulated other comprehensive (loss) / income	(65)	7
Retained earnings	12,495	13,453
Total United Maritime Corporation stockholders' equity	52,460	52,916
Non-controlling interest	809	3,550
Total stockholders' equity	53,269	56,466
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 162,988	$ 138,681